FAIR VALUE MEASUREMENTS, Narrative (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Investments held in trust account			$ 185,001,686
Redeemable by shareholders	$ 161,957,835		161,957,835
Account for payment of taxes			$ 575,087			$ 22,468,765
Description of closing of the merger			The Company stock price at September 30, 2023 and August 23, 2023 were $10.92 and $10.56, respectively. The probability of the merger closing used at September 30, 2023 and August 23, 2023 was 80%. The current term of the expected conversion assumed July 30, 2024 for the closing of the merger.
Gain from change in fair value of warrant liabilities	$ (924,903)	$ 2,043,984	$ (754,570)	$ 6,472,616	$ 8,686,933	$ 6,642,947